UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey                 Darien, CT                 November 14, 2012
------------------                -----------                ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $406,770
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP        (x$1000)  PRN AMT  PRN CALL   DISCRETION  MNGRS     SOLE   SHARED  NONE
APPLE INC                      COM             037833100    20,950      31,404 SH           Sole       None     31,404   0      0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW         049164205    27,091     524,716 SH           Sole       None    524,716   0      0
ALLIANCE DATA SYSTEMS CORP     COM             018581108    30,080     211,903 SH           Sole       None    211,903   0      0
AMPHENOL CORP NEW              CL A            032095101    29,777     505,727 SH           Sole       None    505,727   0      0
AIRCASTLE LTD                  COM             G0129K104    20,677   1,825,002 SH           Sole       None  1,825,002   0      0
BAXTER INTL INC                COM             071813109    16,665     276,499 SH           Sole       None    276,499   0      0
CREDIT ACCEP CORP MICH         COM             225310101     9,621     112,514 SH           Sole       None    112,514   0      0
CLEVELAND BIOLABS INC          COM             185860103     1,536     573,304 SH           Sole       None    573,304   0      0
COPART INC                     COM             217204106     7,206     259,865 SH           Sole       None    259,865   0      0
COVANTA HLDG CORP              COM             22282E102    10,530     613,611 SH           Sole       None    613,611   0      0
DISCOVERY COMMUNICATNS NEW     COM SER C       25470F302    20,666     368,771 SH           Sole       None    368,771   0      0
EXPRESS SCRIPTS HLDG CO        COM             30219G108    28,791     459,700 SH           Sole       None    459,700   0      0
FORD MTR CO DEL                COM PAR $0.01   345370860     3,978     403,438 SH           Sole       None    403,438   0      0
GENERAL MTRS CO                COM             37045V100     3,569     156,892 SH           Sole       None    156,892   0      0
GREEN MTN COFFEE ROASTERS IN   COM             393122106    23,882   1,005,967 SH           Sole       None  1,005,967   0      0
GAMESTOP CORP NEW              CL A            36467W109     7,501     357,197 SH           Sole       None    357,197   0      0
GENESEE & WYO INC              CL A            371559105    32,492     485,972 SH           Sole       None    485,972   0      0
MAKO SURGICAL CORP             COM             560879108     1,796     103,182 SH           Sole       None    103,182   0      0
METHANEX CORP                  COM             59151K108     1,086      38,045 SH           Sole       None     38,045   0      0
NEUSTAR INC                    CL A            64126X201    29,378     733,912 SH           Sole       None    733,912   0      0
PALOMAR MED TECHNOLOGIES INC   COM NEW         697529303     7,166     759,905 SH           Sole       None    759,905   0      0
POLYPORE INTL INC              COM             73179V103    25,150     711,455 SH           Sole       None    711,455   0      0
QUALCOMM INC                   COM             747525103     9,475     151,677 SH           Sole       None    151,677   0      0
REALD INC                      COM             75604L105     2,235     250,001 SH           Sole       None    250,001   0      0
SEI INVESTMENTS CO             COM             784117103     3,597     167,757 SH           Sole       None    167,757   0      0
STANDARD MTR PRODS INC         COM             853666105     2,057     111,648 SH           Sole       None    111,648   0      0
UNITED RENTALS INC             COM             911363109     7,595     232,178 SH           Sole       None    232,178   0      0
VICOR CORP                     COM             925815102     5,546     831,486 SH           Sole       None    831,486   0      0
VISTAPRINT N V                 SHS             N93540107    16,677     488,336 SH           Sole       None    488,336   0      0







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